Schedule I (Notes) (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended				1 Months Ended	0 Months Ended																			0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 14, 2016 4.25% Convertible Senior Notes	Dec. 31, 2012 4.25% Convertible Senior Notes		Dec. 31, 2011 4.25% Convertible Senior Notes		Dec. 31, 2010 4.25% Convertible Senior Notes	Sep. 30, 2012 4.25% Convertible Senior Notes	Dec. 31, 2012 8.875% Senior Notes	Dec. 31, 2012 7.5% Senior Notes	Feb. 12, 2008 Parent Company 4.25% Convertible Senior Notes	Dec. 31, 2012 Parent Company 4.25% Convertible Senior Notes	Dec. 31, 2011 Parent Company 4.25% Convertible Senior Notes	Dec. 31, 2010 Parent Company 4.25% Convertible Senior Notes	Dec. 31, 2011 Parent Company 8.875% Senior Notes	Dec. 31, 2011 Parent Company 7.5% Senior Notes	Feb. 05, 2013 Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 Subsequent Event ABL Facility	Feb. 05, 2013 Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 Subsequent Event Parent Company ABL Facility	Feb. 05, 2013 Redemption Option Upon Change of Control Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 Redemption Option Upon Change of Control Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 On or Before February 1, 2016 Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 On or Before February 1, 2016 Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 On or Before February 1, 2016 Redemption Option Using Cash Proceeds from Equity Offerings Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 On or Before February 1, 2016 Redemption Option Using Cash Proceeds from Equity Offerings Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 February 1, 2016 Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 February 1, 2016 Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 February 1, 2017 Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 February 1, 2017 Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 February 1, 2018 Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 February 1, 2018 Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 February 1, 2019 and Thereafter Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 February 1, 2019 and Thereafter Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 Maximum Parent Company 7.875% Senior Notes	Feb. 05, 2013 Maximum On or Before February 1, 2016 Redemption Option Using Cash Proceeds from Equity Offerings Subsequent Event 7.875% Senior Notes	Feb. 05, 2013 Maximum On or Before February 1, 2016 Redemption Option Using Cash Proceeds from Equity Offerings Subsequent Event Parent Company 7.875% Senior Notes	Feb. 05, 2013 ABL Term Loan Subsequent Event ABL Facility	Feb. 05, 2013 ABL Term Loan Subsequent Event Parent Company ABL Facility	Feb. 05, 2013 Fixed Charge Coverage Ratio Covenant Subsequent Event ABL Facility	Feb. 05, 2013 Fixed Charge Coverage Ratio Covenant Subsequent Event Parent Company ABL Facility	Feb. 05, 2013 Maintenance of Cash in Accounts Subject to Control of Collateral Agent Subsequent Event ABL Facility	Feb. 05, 2013 Maintenance of Cash in Accounts Subject to Control of Collateral Agent Subsequent Event Parent Company ABL Facility
Condensed Financial Statements, Captions
Stated interest rate on debt instrument					4.25%		4.25%		4.25%		8.875%	7.50%	4.25%						7.875%		7.875%
Debt term																				5 years		5 years
Face amount of convertible notes					$ 200,000,000		$ 200,000,000						$ 200,000,000	$ 200,000,000	$ 200,000,000				$ 425,000,000		$ 425,000,000
Net proceeds from issuance of convertible senior notes													194,000,000
Initial conversion rate (in shares)														44.5524
Principal amount of note to be considered under conversion rate				1,000										1,000
Conversion price (in usd per share)	$ 22.45	$ 22.45	$ 22.45							$ 22.45				$ 22.45
Number of shares initially reserved to cover conversions of convertible notes														11,800,000
Effective interest rate on debt component										12.50%				12.50%					8.00%		8.00%
Debt and Equity Components of Convertible Note:
Unamortized discount					(46,918,000)		(56,633,000)							(46,918,000)	(56,633,000)
Net carrying amount of debt component					153,082,000	[1]	143,367,000	[1]						153,082,000	143,367,000
Equity component					84,904,000		84,904,000							84,904,000	84,904,000
Issuance costs and income taxes					(3,210,000)		(3,210,000)								(3,210,000)
Equity component, net of issuance costs and income taxes					81,694,000		81,694,000								81,694,000
Interest Expense, Convertible Notes:
4.25% coupon interest					8,500,000		8,500,000		8,500,000					8,500,000	8,500,000	8,500,000
Amortization of deferred financing fees					469,000		469,000		469,000					469,000	469,000	469,000
Amortization of discount on the debt component	9,715,000	8,606,000	7,623,000		9,715,000		8,606,000		7,623,000					9,715,000	8,606,000	7,623,000
Interest expense related to convertible notes					18,684,000		17,575,000		16,592,000					18,684,000	17,575,000	16,592,000
Repurchased senior notes																	133,000,000	50,000,000																			42,500,000
Redemption price of senior notes																	103.333%	101.25%					101.00%	101.00%	103.00%	103.00%	107.875%	107.875%	105.906%	105.906%	103.938%	103.938%	101.969%	101.969%	100.00%	100.00%
Senior notes with call feature																	44,000,000
Call price of senior notes																	102.958%
Debt discount rate																			99.274%		99.274%
Redemption amount, percentage of principal amount																																						35.00%	35.00%
Percentage of original aggregate principal amount, minimum after each redemption																			65.00%		65.00%
Maximum borrowing capacity																				200,000,000		200,000,000
Term loan																				7,500,000		7,500,000
Required annual repayment																																								2,000,000	2,000,000
Initial borrowing capacity																				112,000,000		112,000,000																			22,000,000
Initial borrowings under the Facility																				37,000,000		37,000,000
Amount of Facility used to support letters of credit																						21,000,000
Remaining borrowing capacity of the Facility																				$ 54,000,000		$ 54,000,000
Maturity period prior to maturity of the Convertible Senior Notes																				60 days		60 days
Percentage of maximum stated revolver amount																																										10.00%	10.00%	12.50%	12.50%

[1]	The fair value of the parent company debt is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). See also Note 12 for discussion of fair value.